PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenue USD ($)	Dec. 31, 2014 Cost of revenue CNY	Dec. 31, 2013 Cost of revenue CNY	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2014 Sales and marketing expenses USD ($)	Dec. 31, 2014 Sales and marketing expenses CNY	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2014 General and administration expenses USD ($)	Dec. 31, 2014 General and administration expenses CNY	Dec. 31, 2013 General and administration expenses CNY	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2014 Research and development expenses USD ($)	Dec. 31, 2014 Research and development expenses CNY	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2014 Optical Fibers USD ($)	Dec. 31, 2014 Optical Fibers CNY	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2014 Computer equipment USD ($)	Dec. 31, 2014 Computer equipment CNY	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2014 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2014 Furniture, fixtures and office equipment CNY	Dec. 31, 2013 Furniture, fixtures and office equipment CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 126,489,000	784,822,000	562,364,000																		$ 2,111,000	13,100,000	13,100,000	$ 118,406,000	734,664,000	514,059,000	$ 1,352,000	8,391,000	9,185,000	$ 3,122,000	19,371,000	19,725,000	$ 1,498,000	9,296,000	6,295,000
Less: accumulated depreciation	(58,977,000)	(365,936,000)	(321,662,000)
Less: accumulated impairment			(52,000)
Property and equipment, net	67,512,000	418,886,000	240,650,000
Depreciation expenses	$ 15,283,000	94,826,000	59,876,000	59,890,000	$ 12,788,000	79,348,000	45,581,000	51,911,000	$ 32,000	198,000	280,000	712,000	$ 934,000	5,796,000	5,706,000	1,171,000	$ 1,529,000	9,484,000	8,309,000	6,096,000